Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income tax benefit at statutory rate, Amount					$ (13,970)	$ (17,939)
State income taxes, net of federal benefit, Amount					(1,338)	(1,739)
Tax credits, Amount					(2,625)	(1,821)
Other nondeductible expenses, Amount					90	54
Deferred rate changes, Amount					16	16
Other, Amount					(1,736)	449
Change in valuation allowance, Amount					$ 19,563	$ 20,980
Income tax benefit at statutory rate, Rate					21.00%	21.00%
State income taxes, net of federal benefit, Rate					2.00%	2.00%
Tax credits, Rate					3.90%	2.10%
Other nondeductible expenses, Rate					(0.10%)	0.00%
Deferred rate changes, Rate					0.00%	0.00%
Other, Rate					2.60%	(0.50%)
Change in valuation allowance, Rate					(29.40%)	(24.60%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%